Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 327,802	$ 287,307
Accumulated depreciation	(189,243)	(217,623)
Property, plant and equipment, net of accumulated depreciation	138,559	69,684
Motor vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	231,218	204,587
Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	31,103	17,345
Computer equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	22,702	22,665
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 42,779	$ 42,710